BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－ 11 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of	As of
	repayments	interest rate	Dec 31, 2023	Dec 31, 2024
			S$’000	S$’000

Term loans	Within 5 years	3.0%	431	175
Bills payable (Note a)			16,875	23,158
			17,306	23,333
Total:
Representing:-
Within 12 months			17,131	23,333
Over 1 year			175	-

			17,306	23,333

Note a: These bills payable are short term credit facilities granted by local banks to us in the amount of up to in aggregate of S$23.5 million and is up to 180 days for financing the purchase of equipment and machinery.

As of December 31, 2024 and 2023, term loan was obtained from a financial institution in Singapore, which bear annual interest at a fixed rate at 3.0% and are repayable within 5 years.

The Company’s bank borrowing is guaranteed under a personal guarantee from Mr Jison Lim and under a corporate guarantee from Ten-League Corporations Pte Ltd.